Transactions with related parties (Details) - Schedule of transactions with related parties - BRL (R$) R$ in Thousands		Jun. 30, 2021	Jun. 30, 2020
Accounts Receivable [Member]
Current assets
Current assets		R$ 488
Hemir [Member]
Current assets
Current assets	[1],[2]		314
Non-current assets
Non-current assets	[1],[2]	393
Current liabilities – trade accounts payable
Current liabilities – trade accounts payable	[2],[3]	5,080
Cresud [Member]
Current assets
Current assets	[1]		176
Non-current assets
Non-current assets	[1]	546
Current liabilities – trade accounts payable
Current liabilities – trade accounts payable	[1]		814
Non-current liabilities
Non-current liabilities	[1]	936
Other [Member]
Current assets
Current assets			211
Non-current assets
Non-current assets	[4]	1,625	1,511
Current liabilities – trade accounts payable
Current liabilities – trade accounts payable		488	311
Related Parties [Member]
Current assets
Current assets		488	701
Non-current assets
Non-current assets		2,680	1,511
Current liabilities – trade accounts payable
Current liabilities – trade accounts payable		5,568	2,849
Non-current liabilities
Non-current liabilities		2,519
Cresca [Member]
Non-current assets
Non-current assets		116
Trade Accounts Payable [Member]
Current liabilities – trade accounts payable
Current liabilities – trade accounts payable	[5]		1,724
Non-current liabilities
Non-current liabilities	[5]	R$ 1,583

[1]	Expenses and revenue related to technology support, implementation of systems and reimbursement of general expenses;
[2]	Helmir S.A. (“Helmir”) is wholly owned subsidiary of Cresud and maintains ownership interest in Company’s capital stock.
[3]	The subsidiaries in Bolivia acquired on February 4, 2021 have debts related to loan operations contracted before the business combination;
[4]	Refers to shares exercised within the scope of the second and third granting programs and the balance receivable from subsidiaries under the second ILPA plan.
[5]	Acquisition of biological assets and other items related to the operation;